LONG-TERM DEBT (Details Textual) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended					12 Months Ended
	Sep. 30, 2012 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Floating Rate Notes [Member] USD ($)	Dec. 31, 2012 Implementation Of Amended Plan [Member]	Sep. 13, 2012 Implementation Of Amended Plan [Member] USD ($)	Dec. 31, 2012 Dip Credit Facility [Member] CAD	Sep. 13, 2012 Abl Facility [Member] CAD	Dec. 31, 2013 Loan Facility July 2017 [Member] CAD	Jan. 31, 2012 Floating Rate Senior Secured Notes [Member] USD ($)	Dec. 31, 2013 Senior Secured Notes Due October 2017 [Member] USD ($)	Dec. 31, 2013 Senior Secured Notes Due October 2017 [Member] CAD	Dec. 31, 2012 Senior Secured Notes Due October 2017 [Member] CAD	Sep. 30, 2012 Senior Secured Notes Due October 2017 [Member] CAD	Dec. 31, 2013 Floating Rate Senior Secured Notes Due September 2016 [Member] USD ($)	Dec. 31, 2013 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Dec. 31, 2012 Floating Rate Senior Secured Notes Due September 2016 [Member] USD ($)	Dec. 31, 2012 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Sep. 30, 2012 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Dec. 31, 2013 First Mortgage Bonds [Member]
Line of Credit Facility, Maximum Borrowing Capacity							175.0	175.0	175.0
Line of Credit Facility, Expiration Period							18 months
Recourse Debt Secured	279.3	286.1	282.6							35.0	250.0	265.9	248.7	245.9	19.4	20.2	35.0	33.9	33.4
Debt Instrument, Interest Rate, Effective Percentage											11.00%	11.00%								6.447%
Secured pre-petition debt						250.0
Debt Instrument, Interest Rate Terms					The 2017 Notes, issued to holders of the Predecessor companys 2016 Notes, have a maturity date of October 30, 2017, and bear interest, payable semi-annually, at a rate of 11% per annum in cash or, at the option of the company, 13% per annum payable 7.5% cash and 5.5% payment-in-kind (PIK).
Debt Instrument, Covenant Description			A financial covenant requires the company to maintain a minimum fixed charge coverage ratio of 1.0:1.0 if excess availability under the Facility is below $22 million.
Debt Instrument Floating Rate and Redemption Price Description			The US$35.0 million Floating Rate Notes have a maturity date of September 13, 2016, and can be prepaid in whole or in part at any time prior to September 13, 2013, at a redemption price of 103%, on or after September 13, 2013, and prior to September 13, 2014, at a redemption price of 102%, and on or after September 13, 2014, at a redemption price of 100% of the aggregate principal amount outstanding.
Debt Instrument, Description of Variable Rate Basis			The Floating Rate Notes bear interest, payable quarterly, at 10.0% plus three-month LIBOR per annum, with a floor set for the floating LIBOR component of 3.0%.
Fixed Charge Coverage Ratio Of Floating Rate Notes		2.0:1.0
Fixed Charge Coverage Ratio Calculated On Trailing Average	0.4:1.0	1.0:1.0	0.9:1.0
Landlord Waiver Reserve In Respect Of Rent		2.0
Canadian Pension Plan Past Due		1.3
Reserve For Credit Insurance Deductibles		1.9
Reserve For Employee Source Deductions		1.6
Reserve For Workers Compensation		0.3
Borrowing under the ABL Facility		110.5
Line Of Credit Facility Outstanding Drawings		10.6
Letter of Credit Facility, Amount Outstanding		19.3
Long-term debt	458.9	301.8	422.0									45.8	33.6	0
Debt Instrument, Face Amount				20.0
Debt Instrument, Maturity Date				Apr. 24, 2013
Long-term Debt, Gross				15.6
Cash and Cash Equivalents, At Carrying Value	12.2	12.1	16.6